Discontinued Operations Related to Aggregates Business (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Net sales	$ 3,111	$ 5,819	$ 64,774
Pretax loss on operations	(1,084)	(1,619)	(3,808)
Pretax (loss) gain on disposals	(82)	(354)	9,986
Pretax (loss) gain	(1,166)	(1,973)	6,178
Income tax (benefit) expense	(417)	(801)	2,191
Net (loss) earnings	$ (749)	$ (1,172)	$ 3,987